LEASE AND OTHER RECEIVABLES, NET - Schedule of Credit Loss Allowance Provision For Lease Receivables And Tenant Notes Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning balance	$ 870,854	$ 946,006	$ 2,772,977
Adjustments in expected credit loss allowance recognized in profit or loss during the period	278,703	(75,152)	(87,723)
Receivables written-off during the period as uncollectible	0	0	(1,739,248)
Ending balance	1,149,557	870,854	946,006
Lease Receivables
Statement [Line Items]
Beginning balance	832,970	831,805	2,646,337
Adjustments in expected credit loss allowance recognized in profit or loss during the period	286,983	1,165	(81,017)
Receivables written-off during the period as uncollectible	0	0	(1,733,515)
Ending balance	1,119,953	832,970	831,805
Tenant Notes Receivable
Statement [Line Items]
Beginning balance	37,884	114,201	126,640
Adjustments in expected credit loss allowance recognized in profit or loss during the period	(8,280)	(76,317)	(6,706)
Receivables written-off during the period as uncollectible	0	0	(5,733)
Ending balance	$ 29,604	$ 37,884	$ 114,201